Balance Sheets Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
Shareholders' equity:
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	291,035,893	286,449,511
Common stock, shares outstanding	291,035,893	286,449,511